Deferred Income (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income [Abstarct]
Schedule of Deferred Income	Deferred income relates to income related to Green Certificates from Romania that have been received but not sold. Deferred income consists of the following (in thousands):
Activity
Deferred income – Balance January 1, 2022	$3,139
Green certificates received	10,729
Green certificates sold	(8,849)
Foreign exchange gain/(loss)	(65)
Deferred income – Balance December 1, 2022	$4,954
Green certificates received	10,663
Green certificates sold	(10,169)
Foreign exchange gain/(loss)	159
Deferred income – Balance December 31, 2023	$5,607